                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number: ___

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Insurance Company of the West
Address: 11455 El Camino Real
         San Diego, CA 92130

Form 13F File Number: 058-11688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  H. Michael Freet
Title: Chief Financial Officer
Phone: 858-350-2551

Signature, Place, and Date of Signing:


/s/ H. M. Freet                                San Diego, CA           4/14/2006
-------------------------------------          -------------           ---------
[Signature]                                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           54
Form 13F Information Table Value Total:     $233,364
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.    Form 13-F File Number            Name
-----   ---------------------   ---------------------
No. 1   028-11686               American Assets, Inc.
No. 2   028-11690               Ernest S. Rady

                           Form 13-F Information Table
                             as of September 30, 2002

                                                                VOTING AUTHORITY

                             TITLE                    VALUE    SHARES/   SH/   PUT/   INVSTMT      OTHER
NAME OF ISSUER             OF CLASS      CUSIP      (x$1000)   PRN AMT   PRN   CALL   DSCRETN    MANAGERS      SOLE    SHARED   NONE
--------------             --------   -----------   --------   -------   ---   ----   -------   ----------   -------   ------   ----
AT&T CORP                  COM        001957 10 9   2162        180000   SH           DEFINED   Nos. 1 & 2    180000
AT&T WIRELESS              COM        00209A 10 6   384          93000   SH           DEFINED   Nos. 1 & 2     93000
ABBOTT LABORATORIES        COM        002824 10 0   3232         80000   SH           DEFINED   Nos. 1 & 2     80000
ALLEGHENY ENERGY           COM        017361 10 6   917          70000   SH           DEFINED   Nos. 1 & 2     70000
ALLSTATE CORP              COM        020002 10 1   356          10000   SH           DEFINED   Nos. 1 & 2     10000
AMER ELEC PWR              COM        025537 10 1   1140         40000   SH           DEFINED   Nos. 1 & 2     40000
AMGEN INC                  COM        031162 10 0   1668         40000   SH           DEFINED   Nos. 1 & 2     40000
BANK AMER CORP             COM        060505 10 4   8166        128000   SH           DEFINED   Nos. 1 & 2    128000
BANK ONE CORP              COM        06423A 10 3   7480        200000   SH           DEFINED   Nos. 1 & 2    200000
BEAR STEARNS               COM        073902 10 8   2961         53000   SH           DEFINED   Nos. 1 & 2     53000
CALPINE                    COM        131347 10 6   25           10000   SH           DEFINED   Nos. 1 & 2     10000
CAPITAL ONE FINANCIAL      COM        14040H 10 5   3492        100000   SH           DEFINED   Nos. 1 & 2    100000
CINCINNATI FINL CORP       COM        172062 10 1   356          10000   SH           DEFINED   Nos. 1 & 2     10000
CONOCOPHILLIPS             COM        20825C 10 4   2312         50000   SH           DEFINED   Nos. 1 & 2     50000
COX COMMUNICATION          COM        224044-10-7   2459        100000   SH           DEFINED   Nos. 1 & 2    100000
DUKE ENERGY CORP           COM        264399 10 6   1955        100000   SH           DEFINED   Nos. 1 & 2    100000
EDISON INTL                COM        281020 10 7   500          50000   SH           DEFINED   Nos. 1 & 2     50000
FEDERAL HM LN MTG CORP     COM        313400 30 1   16770       300000   SH           DEFINED   Nos. 1 & 2    300000
FEDERAL NATL MTG           COM        313586 10 9   4763         80000   SH           DEFINED   Nos. 1 & 2     80000
FIDELITY NATL FINL         COM        316326 10 7   1391         48000   SH           DEFINED   Nos. 1 & 2     48000
FLEET BOSTON FIN CORP      COM        339030 10 8   4066        200000   SH           DEFINED   Nos. 1 & 2    200000
GENERAL ELECTRIC CO.       COM        369604 10 3   493          20000   SH           DEFINED   Nos. 1 & 2     20000
GEORGIA PAC CORP           COM        373298 10 8   262          20000   SH           DEFINED   Nos. 1 & 2     20000
GLAXOSMITHKLINE            COM        37733W 10 5   1922         50000   SH           DEFINED   Nos. 1 & 2     50000
HARTFORD FIN SVCS GRP      COM        416515 10 4   820          20000   SH           DEFINED   Nos. 1 & 2     20000
HOUSEHOLD INTL             COM        441815 10 7   2831        100000   SH           DEFINED   Nos. 1 & 2    100000
JP MORGAN CHASE & CO.      COM        46625H 10 0   2677        141000   SH           DEFINED   Nos. 1 & 2    141000

JOHNSON & JOHNSON          COM        478160 10 4   2163         40000   SH           DEFINED   Nos. 1 & 2     40000
ELI LILLY                  COM        532457 10 87  2214         40000   SH           DEFINED   Nos. 1 & 2     40000
MACERICH CO.               COM        554382 10 1   1549         50000   SH           DEFINED   Nos. 1 & 2     50000
MERCK & CO.                COM        589331 10 7   777          17000   SH           DEFINED   Nos. 1 & 2     17000
MERRILL LYNCH              COM        590188 10 8   1648         50000   SH           DEFINED   Nos. 1 & 2     50000
MONSANTO CO                COM        61166W 10 1   1529        100000   SH           DEFINED   Nos. 1 & 2    100000
THE MONY GROUP             COM        615337 10 2   1234         50000   SH           DEFINED   Nos. 1 & 2     50000
MORGAN STANLEY DEAN        COM        617446 44 8   3388        100000   SH           DEFINED   Nos. 1 & 2    100000
PG&E CORP                  COM        69331C 10 8   1126        100000   SH           DEFINED   Nos. 1 & 2    100000
PPL CORP                   COM        69351T 10 6   1627         50000   SH           DEFINED   Nos. 1 & 2     50000
PEPSICO INC                COM        713448 10 8   7257        196000   SH           DEFINED   Nos. 1 & 2    196000
PFIZER INC                 COM        717081 10 3   13639       470000   SH           DEFINED   Nos. 1 & 2    470000
PHARMACIA                  COM        71713U 10 2   1555         40000   SH           DEFINED   Nos. 1 & 2     40000
PHILLIP MORRIS             COM        718154 10 7   11640       300000   SH           DEFINED   Nos. 1 & 2    300000
PINNACLE WEST CAP CORP     COM        723484 10 1   2776        100000   SH           DEFINED   Nos. 1 & 2    100000
PLUM CREEK TIMBER CO.      COM        729251 10 8   904          40000   SH           DEFINED   Nos. 1 & 2     40000
ROYAL DUTCH SHELL PLC      COM        780259 20 6   5624        140000   SH           DEFINED   Nos. 1 & 2    140000
SAFEWAY                    COM        786514 20 8   669          30000   SH           DEFINED   Nos. 1 & 2     30000
SCHERING PLOUGH            COM        806605 10 1   5970        280000   SH           DEFINED   Nos. 1 & 2    280000
SIERRA PAC RES             COM        826428 10 4   305          50000   SH           DEFINED   Nos. 1 & 2     50000
STARWOOD HOTELS            COM        85590A 20 3   178           8000   SH           DEFINED   Nos. 1 & 2      8000
USG CORP                   COM        903293 40 5   101          20000   SH           DEFINED   Nos. 1 & 2     20000
WFS FINANCIAL              COM        92923B 10 6   228          11000   SH           DEFINED   Nos. 1 & 2     11000
WELLS FARGO & CO.          COM        949746 10 1   9632        200000   SH           DEFINED   Nos. 1 & 2    200000
WESTCORP                   COM        957907 10 8   76614      3831000   SH           DEFINED   Nos. 1 & 2   3831000
WYETH                      COM        983024 10 0   3180        100000   SH           DEFINED   Nos. 1 & 2    100000
YUM BRANDS                 COM        988498 10 1   277          10000   SH           DEFINED   Nos. 1 & 2     10000